Financial income, financial expenses and exchange gains/(losses)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
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Financial income, financial expenses and exchange gains/(losses)
8. Financial income, financial expenses and exchange losses
The following table provides a breakdown for financial income, financial expenses and exchange losses:

	For the six months ended June 30,
(€ thousands)	2022	2021
Financial income
Options - Changes in fair value	60	20,675
Warrants - Changes in fair value	8,417	—
Securities	6,290	9,535
Hedging operations	397	—
Interest on financial other assets	527	1,110
Interest on financial receivables/loans	197	972
Other financial income	13	239
Total financial income	15,901	32,531

Financial expenses
Options - Changes in fair value	(15,705)	(5,293)
Hedging operations	(5,626)	(1,836)
Interest and financial charges for lease liabilities	(4,947)	(4,552)
Securities	(12,996)	(1,315)
Interest on bank loans and overdrafts	(20)	(1,416)
Interest expenses on interest rate swaps	(936)	(1,051)
Derivative financial instruments	—	(873)
Other financial expenses	(1,735)	(349)
Total financial expenses	(41,965)	(16,685)

Foreign exchange losses	(9,893)	(2,728)
Financial income and financial expenses relating to options represent the fair value changes during the period in the value of the put options owned by the non-controlling interests in the Group’s investments in Thom Browne Group and Gruppo Dondi S.p.A., as well as for 2021 only the remeasurement of cash-settled share-based payments. For the six months ended June 30, 2021, financial income relating to options related to a gain of €20,675 thousand recognized following the purchase of an additional 5% of the Thom Browne Group on June 1, 2021. The put option liability relating to the remaining 10% of non-controlling interest was remeasured at fair value at June 30, 2022, resulting in an increase in the liability and financial expenses of €15,705 thousand for the six months ended June 30, 2022. See Note 17 — Other current and non-current financial liabilities for additional details relating to the Group’s written put options on non-controlling interests.
Financial income from warrants refers to the effects of the remeasurement to fair value at the reporting date of the warrant liabilities relating to the public and private warrants issued as part of the Business Combination.
Financial income and financial expenses for securities relate to investments in securities held by the Group.
Interest on bank loans and overdrafts mainly includes interest expenses on bank loans.
Foreign exchange losses for the six months ended June 30, 2022 and 2021, amounted to €9,893 thousand and €2,728 thousand, respectively. Foreign exchange gains and losses primarily relate to exchange rate effects deriving from the remeasurement of the Thom Browne put option liability as well as the exchange rate effects deriving from the remeasurement of the warrant liabilities.
Financial income, financial expenses and exchange gains/(losses)
The following table provides a breakdown for financial income, financial expenses and exchange gains/(losses):

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Financial income
Options - Changes in fair value	20,675	17,743	—
Fixed-income securities	17,845	10,812	11,364
Hedging operations	661	358	843
Interest on financial other assets	1,881	2,462	3,665
Interest on financial receivables/loans	583	1,391	2,494
Derivative financial instruments	2,760	—	2,986
Other financial income	1,484	1,586	709
Total financial income	45,889	34,352	22,061
Financial expenses
Options - Changes in fair value	(13,391)	(15,729)	(4,154)
Hedging operations	(7,044)	(6,716)	(11,386)
Interest and financial charges for lease liabilities	(8,982)	(10,615)	(11,522)
Warrants - Changes in fair value	(4,137)	—	—
Fixed-income securities	(3,902)	(8,272)	(2,346)
Interest on bank loans and overdrafts	(2,845)	(3,765)	(5,248)
Interest expenses on interest rate swaps	(2,076)	(2,002)	(1,987)
Derivative financial instruments	—	(380)	—
Other financial expenses	(1,446)	(593)	(849)
Total financial expenses	(43,823)	(48,072)	(37,492)
Foreign exchange (losses)/gains	(7,791)	13,455	(2,441)
Financial income and financial expenses relating to options represent the fair value changes during the period in the value of the put options owned by the non-controlling interests in the Group’s investments in Thom Browne, Dondi and Lanificio, as well as the remeasurement of cash-settled share-based payments. For the year ended December 31, 2021, financial income relating to options related to a gain of Euro 20,675 thousand recognized following the purchase of an additional 5% of the Thom Browne Group on June 1, 2021, as further described in Note 34 - Other current and non-current financial liabilities. The put option relating to the remaining 10% of non-controlling interest was remeasured at fair value at December 31, 2021, resulting in an increase in the liability and financial expenses of Euro 7,833 thousand. Financial expenses relating to options also include Euro 3,523 thousand related to the Lanificio put option, which was exercised by the Group in July 2021, and Euro 2,035 related to the Dondi put option. For the year ended December 31, 2020, financial income relating to options primarily relates to the Lanificio put option and financial expenses relating to options primarily relate to the Thom Browne put option. See Note 34 - Other current and non-current financial liabilities for additional details relating to the Group’s written put options on non-controlling interests.
Financial income and financial expenses relating to fixed income securities primarily relate to fixed income investments and insurance contracts held by the Group.
Interest on bank loans and overdrafts mainly includes interest expenses on bank loans.
Other financial income for the year ended December 31, 2020 includes a Euro 1,000 thousand gain deriving from contingent consideration relating to the Dondi acquisition that will not be payable by the Group as the defined performance targets were not met by Dondi.
Foreign exchange losses and gains for the years ended December 31, 2021, 2020 and 2019, amounted to losses of Euro 7,791 thousand, gains of Euro 13,455 thousand and losses of Euro 2,441 thousand, respectively. Foreign exchange gains and losses primarily relate to exchange rate effects deriving from the remeasurement of the put options owned by the non-controlling interests in the Group’s investments.